Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure
(a) Year	(b) Summary Comp Table Total for PEO ($)(1)	(c) Comp. Actually Paid to PEO ($)(2)	(d) Average Summary Comp. Table for Non-PEO NEOs ($)(3)	(e) Average Comp. Actually Paid to Non-PEO NEOs ($)(4)	(f) Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(5)	(g) Net Income ($)(6)
2022	$16,653	$16,653	$20,000	$20,000	$101.43	$(1,504,681)
2023	$67,000	$67,000	$211,500	$211,500	$85.71	$(3,324,180)
2024	$134,898	$134,898	$99,481	$99,481	$49.00	$(3,999,905)

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Steele (Chief Executive Officer) from January 2022 to December 2024.

PEO Total Compensation Amount	[1]	$ 134,898	$ 67,000	$ 16,653
PEO Actually Paid Compensation Amount	[2]	134,898	67,000	16,653
Non-PEO NEO Average Total Compensation Amount	[3]	99,481	211,500	20,000
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 99,481	211,500	20,000
Equity Valuation Assumption Difference, Footnote [Text Block]

(5)	Total Shareholder Return is determined based on the value of an initial fixed investment in the Company’s common stock of $100 on March 21, 2022 (the date the Company’s common stock became quoted on the OTCQB) and calculated in accordance with Item 201(e) of SEC Regulation S-K.

Total Shareholder Return Amount	[5]	$ 49.00	85.71	101.43
Net Income (Loss) Attributable to Parent	[6]	$ (3,999,905)	$ (3,324,180)	$ (1,504,681)
PEO Name		Mr. Steele	Mr. Steele	Mr. Steele
Analysis of the Information Presented in the Pay Versus Performance Table

Analysis of the Information Presented in the Pay Versus Performance Table

The Compensation Committee of the Board of Directors of the Company does not have a policy or practice regarding evaluating Total Shareholder Return as part of its determination of compensation decisions for the named executive officers. The Compensation Committee takes various factors into account in determining the competitiveness of its executive compensation. Over the past three fiscal years the Compensation Committee has recognized the significant time and effort required by the executive officers and others to manage the Company’s liquidity by raising capital while reducing operating expenses and cash used in operations, secure and maintain the Company’s listing on the Nasdaq Capital Market, and to source and evaluate merger and acquisition opportunities. To retain qualified executive management, the Board, in 2024, paid bonuses to Mr. Steele and Mr. Dietrich as a past performance bonus.

All information provided above under the “Pay Versus Performance Information” heading will not be deemed to be incorporated by reference in any filing of our company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Steele (Chief Executive Officer) from January 2022 to December 2024.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Steele as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (b). In accordance with the requirements of Item 401(v)(2)(iii) of Regulation S-K, there were no adjustments required to be made to Mr. Steele’s total compensation for each year to determine the compensation actually paid.
[3]	The dollar amounts reported in column (d) represent the average amounts reported for the Company’s named executive officers as a group (excluding Mr. Steele) in the “Total” column of the Summary Compensation Table in each applicable year. The named executive officer (excluding Mr. Steele) included for purposes of calculating the average amounts in each applicable year is Mr. Dietrich (Chief Financial Officer effective October 29, 2024).
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Steele) as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (d). In accordance with the requirements of Item 401(v) of Regulation S-K, there were no adjustments required to be made to the average total compensation for the named executive officers as a group (excluding Mr. Steele).
[5]	Total Shareholder Return is determined based on the value of an initial fixed investment in the Company’s common stock of $100 on March 21, 2022 (the date the Company’s common stock became quoted on the OTCQB) and calculated in accordance with Item 201(e) of SEC Regulation S-K.
[6]	The dollar amounts reported in column (g) represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.